Cover	Jan. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-33615
Entity Registrant Name	Concho Resources Inc.
Entity Central Index Key	0001358071
Entity Tax Identification Number	76-0818600
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Concho Center
Entity Address, Address Line Two	600 West Illinois Avenue
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	683-7443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CXO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false